Selling and Marketing Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Selling and Marketing Expenses [Abstract]
Schedule of selling and marketing expenses

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Payroll and related expenses	2,007	2,801	1,567
Share-based payment	180	123	573
Professional fees	363	1,118	823
Marketing	452	699	490
Selling commissions	378	86	99
Other	403	715	499
	3,783	5,542	4,051